SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The Company’s revenue, disaggregated by revenue stream for the fiscal years ended September 30, 2024, 2023, and 2022, was as follows (in thousands):

	For the Fiscal Years Ended September 30,
	2024	2023	2022
Product equipment	¥627,720	¥465,691	¥540,857
SaaS, Maintenance and others	156,683	93,830	141,264
Total revenue	¥784,403	¥559,521	¥682,121

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT
Property and equipment	Useful life/Depreciation period
Machinery and Equipment	5 - 10 years
Tools, Furniture and Fixtures	2 - 5 years

SCHEDULE OF ESTIMATED USEFUL LIVES OF OTHER INTANGIBLE ASSETS	The estimated useful lives of other intangible assets are as follows:
Other intangible assets	Useful life/Depreciation period
Software	3 - 5 years
Trademark	10 years